Financial instruments (Details 3) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Transfers out of Level 3 of fair value hierarchy, assets		$ 63
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets	In the first half of 2023, there were three transfers of equity securities from Level 3 to Level 1 for USD 63 million mainly due to Initial Public Offering.
Financial liabilities, at fair value			$ 20,700	$ 20,300
Financial liabilities			$ 22,500	$ 22,300